RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets
SCHEDULE OF BALANCE SHEET CLASSIFICATION

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2022	2021
	$’000	$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	5	21
Operating lease, right-of-use asset, net	1,489	1,769

Total right-of-use asset	1,494	1,790

Liabilities
Current:
Finance lease liabilities	3,024	1,472
Operating lease liabilities	460	475
	3,484	1,947

Non-current:
Finance lease liabilities	991	2,306
Operating lease liabilities	1,123	1,364
	2,114	3,670

Total lease liabilities	5,598	5,617

SCHEDULE OF LEASE EXPENSE

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Finance lease cost:
Interest on lease liabilities (per ASC 842)	66	77	88

Operating lease cost:
Operating lease expense (per ASC 842)	828	775	691
Short-term lease expense (other than ASC 842)	20	4	6

Total lease expense	848	779	697

SCHEDULE OF FUTURE OF LEASE LIABILITIES

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Financial Years ending December 31,	Operating and finance lease amount
$’000

2023	3,658
2024	2,171
Less: interest	(231)

Present value of lease liabilities	5,598

Representing:
Current liabilities	3,484
Non-current liabilities	2,114

5,598